Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

25.	Related Party Transactions

On June 10, 2019, the Company entered into the 12% Senior Secured Note agreement with one accredited investor, BRF Finance, an affiliated entity of B. Riley, pursuant to which the Company issued to the investor a 12% senior secured note, due July 31, 2019. In connection with the 12% Senior Secured Note, B. Riley FBR received a placement fee from the proceeds of $1,000,000 and legal fees and expenses of $135,000.

On June 14, 2019, the Company entered into the 12% Amended Senior Secured Note agreement with one accredited investor, BRF Finance, an affiliated entity of B. Riley, which amended and restated the 12% Senior Secured Note dated June 10, 2019. In connection with the 12% Amended Senior Secured Note the Company paid B. Riley FBR cash of $2,400,000 as placement agent and $3,500,000 as a success fee in the offering.

On June 28, 2019, the Company closed on a securities purchase agreement with certain accredited investors, pursuant to which it issued an aggregate of 23,100 shares of Series I Preferred Stock at a stated value of $1,000, initially convertible into 46,200,000 shares of its common stock, at the option of the holder subject to certain limitations, at a conversion rate equal to the stated value divided by the conversion price of $0.50 per share, for aggregate gross proceeds of $23,100,000. Of the shares of Series I Preferred Stock issued, Ross Levinsohn purchased 500 shares for $500,000. B. Riley FBR, acting as placement agent for the Series I Preferred Stock financing, was paid in cash $1,386,000 for its services and reimbursed for certain legal and other costs.

On August 27, 2019, the Company entered into a first amendment to amended note purchase agreement with one accredited investor, BRF Finance, an affiliated entity of B. Riley, with respect to the 12% Amended Senior Secured Notes. In connection with the 12% Amended Senior Secured Note, B. Riley FBR received a closing fee from the proceeds of $150,000 and legal fees and expenses.

On October 7, 2019, the Company closed on a securities purchase agreement with certain accredited investors, pursuant to which it issued an aggregate of 20,000 shares of Series H Preferred Stock at a stated value of $1,000, initially convertible into 28,571,428 shares of its common stock, at the option of the holder subject to certain limitations, at a conversion rate equal to the stated value divided by the conversion price of $0.70 per share, for aggregate gross proceeds of $20,000,000. Of the shares of Series H Preferred Stock issued, Luke E. Fichthorn III, an immediate family member of John A. Fichthorn, purchased 100 shares, and B Riley, or an affiliated entity, purchased 5,000 shares. B. Riley FBR, acting as placement agent for the Series J Preferred Stock financing, was paid in cash $525,240 for its services and reimbursed for certain legal and other costs.

On March 24, 2020, the Company entered into a second amended and restated note purchase agreement with BRF Finance, an affiliated entity of B. Riley, in its capacity as agent and a purchaser, which further amended and restated the amended and restated note purchase agreement dated June 14, 2019, as amended. Pursuant to the second amended and restated note purchase agreement, the Company issued the Term Note, in the aggregate principal amount of $12,000,000 to the purchaser. Up to $8,000,000 in principal amount under the Term Note was due on March 31, 2021, with the balance thereunder due on June 14, 2022. Interest on amounts outstanding under the Term Note are payable in-kind in arrears on the last day of each fiscal quarter. On March 25, 2020, the Company drew down $6,913,865 under the Term Note, and after payment of commitment and funding fees paid to BRF Finance in the amount of $793,109, and other legal fees and expenses of BRF Finance that the Company paid, it received net proceeds of approximately $6,000,000. Pursuant to Amendment 1 to the second amended and restated note purchase agreement, dated October 23, 2020, interest payable on the notes on September 30, 2020, December 31,2020, March 31, 2021, June 30, 2021, September 30, 2021, and December 31, 2021 will be payable in-kind in arrears on the last day of such fiscal quarter. Alternatively, at the option of the holder, such interest amounts can be converted into shares of the Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K Preferred Stock, subject to certain adjustments. In addition, $3,367,000, including $3,295,506 of principal amount of the Term Note and $71,494 of accrued interest, was converted into shares of Series K Preferred Stock and the maturity date of the Term Note was changed from March 31, 2021 to March 31, 2022. John A. Fichthorn, the Executive Chairman, served as Head of Alternative Investments for B. Riley Capital Management, a wholly owned subsidiary of B. Riley. Todd Sims, one of the Company’s directors, has served as the President of BRVC, a wholly owned subsidiary of B. Riley since October 2020. B. Riley FBR and its affiliates also beneficially owns more than 10% of our common stock. B. Riley FBR and its affiliates also beneficially owns more than 10% of the Company’s common stock.

Between August 14, 2020 and August 20, 2020, the Company entered into several securities purchase agreements for the sale of Series H Preferred Stock with certain accredited investors, including, among others, Strome and Strome Alpha Fund, L.P. (“Strome Alpha”), affiliates of Mark Strome, who previously beneficially owned more than 10% of the shares of the Company’s common stock and currently beneficially owns more than 10% of the shares of Series H Preferred Stock, pursuant to which the Company issued an aggregate of 2,253 shares, at a stated value of $1,000 per share, initially convertible into 6,825,000 shares of the Company’s common stock at a conversion rate equal to the stated value divided by the conversion price of $0.33 per share, for aggregate gross proceeds of $2,730,000 for working capital and general corporate purposes. B. Riley FBR, acting as a placement agent for these issuances, waived its fee for these services and was reimbursed for certain legal and other costs. On October 28, 2020, the Company entered into a mutual rescission agreement with Strome and Strome Alpha, pursuant to which the stock purchase agreements entered into by Strome and Strome Alpha between August 14, 2020 and August 20, 2020 were rescinded and deemed null and void.

On September 4, 2020, the Company entered into a securities purchase agreement with certain accredited investors, pursuant to which the Company issued an aggregate of 10,500 shares of Series J Preferred Stock at a stated value of $1,000, initially convertible into shares of the Company’s common stock, at the option of the holder subject to certain limitations, at a conversion rate equal to the stated value divided by the conversion price of $0.70 per share, for aggregate gross proceeds of $6,000,000. Of the shares of Series J Preferred Stock issued, B. Riley Securities, Inc., an affiliate of B. Riley, purchased 5,250 shares, and B&W Pension Trust, of which 180 Degree Capital Corp. is the Investment Adviser, purchased 5,250 shares. B. Riley FBR, acting as placement agent for these issuances, waived its fee for these services and was reimbursed for certain legal and other costs. Todd Sims, one of the Company’s directors, has served as the President of BRVC, a wholly-owned subsidiary of B. Riley since October 2020. B. Riley FBR and its affiliates also beneficially owns more than 10% of the Company’s common stock.

Between October 23, 2020 and November 11, 2020, the Company entered into several securities purchase agreements with accredited investors, pursuant to which the Company issued an aggregate of 18,042 shares of Series K Preferred Stock at a stated value of $1,000 per share, initially convertible into 45,105,000 shares of the Company’s common stock at a conversion rate equal to the stated value divided by the conversion price of $0.40 per share, for aggregate gross proceeds of $18,042,090. B. Riley FBR, acting as a placement agent for these issuances, was paid in cash $520,500 for its services and reimbursed for certain legal and other costs. John A. Fichthorn, the Executive Chairman, served as Head of Alternative Investments for B. Riley Capital Management, a wholly owned subsidiary of B. Riley. Todd Sims, one of the Company’s directors, has served as the President of BRVC, a wholly owned subsidiary of B. Riley since October 2020. B. Riley FBR and its affiliates also beneficially owns more than 10% of the Company’s common stock.

Cramer Digital, Inc. Agreement

On August 7, 2019, in connection with TheStreet Merger, the Company entered into a letter agreement (the “Original Cramer Agreement”) with finance and stock market expert Jim Cramer, who co-founded TheStreet, which sets forth the terms of the Cramer Services (defined below) to be provided by Mr. Cramer and Cramer Digital, Inc. (“Cramer Digital”), a production company owned and controlled by Mr. Cramer, featuring the digital rights and content created by Mr. Cramer and his team of financial experts. A second letter agreement providing additional terms was entered into on April 16, 2020 (the “Second Cramer Agreement”). The Company entered into a third letter agreement on January 25, 2021, which extended the notice date to cancel the third year of the term of the Original Cramer Agreement from February 7, 2021 to April 9, 2021 (the “Third Cramer Agreement” and, together with the Original Cramer Agreement and the Second Cramer Agreement, the “Cramer Agreement”).

The Cramer Agreement provides for Mr. Cramer and Cramer Digital to create content for the Company on each business day during the term of the Cramer Agreement, prepare special content for the Company, make certain personal appearances and provide other services as reasonably requested and mutually agreed to (collectively, the “Cramer Services”). In consideration for the Cramer Services, the Company pays Cramer Digital a commission on subscription revenues and net advertising revenues for certain content (the “Revenue Share”). In addition, the Company pays Cramer Digital approximately $3,000,000 as an annualized guaranteed payment in equal monthly draws, recoupable against the Revenue Share. The Company also issued two options to Cramer Digital pursuant to the 2019 Plan. The first option was to purchase up to two million shares of the Company’s common stock at an exercise price of $0.72, the closing stock price on August 7, 2019, the grant date. This option vests over 36 months. The second option was to purchase up to three million shares of the Company’s common stock at an exercise price of $0.54, the closing stock price on April 21, 2020, the grant date. In the event Cramer Digital and the Company agree to renew the term of the Cramer Agreement for a minimum of three years from the end of the second year of the current term, 900,000 shares will vest on the first day of the third year of the term as so extended (the “Trigger Date”). The remaining shares will vest equally on the 12-month anniversary of the Trigger Date, the 24-month anniversary of the Trigger Date and the 36-month anniversary of the Trigger Date.

In addition, the Company provides Cramer Digital with a marketing budget, access to personnel and support services, and production facilities. Finally, the Cramer Agreement provides that the Company will reimburse fifty percent of the cost of the rented office space by Cramer Digital, up to a maximum of $4,250 per month.

Board of Directors and Finance Committee

During September 2018, John A. Fichthorn joined the Board and during November 2018 he was elected as Executive Chairman and Chairman of the Company’s Finance Committee. Until April 2020, Mr. Fichthorn served as Head of Alternative Investments for B. Riley Capital Management, which is an SEC-registered investment adviser and a wholly owned subsidiary of B. Riley. From April 2020 to November 2020, Mr. Fichthorn served as a consultant to B. Riley. Further, Mr. Fichthorn serves on our Board as a designee of the holders of our Series H Preferred Stock.

During September 2018, Todd D. Sims joined the Board and is also a member of the board of directors of B. Riley. Mr. Sims has served as the President of BRVC, a wholly owned subsidiary of B. Riley since October 2020. Prior to that, Mr. Sims served as a member of the board of directors of B. Riley from 2016 to 2020. Mr. Sims serves on the Company’s Board as a designee of B. Riley.

Since August 2018, B. Riley FBR has been instrumental in raising debt and equity capital for the Company to support its acquisitions of HubPages, Say Media, TheStreet, and the Sports Illustrated Licensing Agreement with ABG, with continued support for subsequent refinancing of debt, equity capital, and working capital purposes (see Note 27).

As of December 31, 2020, our Board was composed of seven persons – Ross Levinsohn, John Fichthorn, Peter Mills, Todd Sims, B. Rinku Sen, David Bailey, and Joshua Jacobs.

Service and Consulting Contracts

Ms. Rinku Sen joined the Board in November 2017 and has provided consulting services and operates a channel on the Company’s technology platform. During the years ended December 31, 2020 and 2019, the Company paid Ms. Sen $12,050 and $39,650, respectively, for these services.

Mr. Josh Jacobs has provided consulting services and operates a channel on the Company’s platform. During the years ended December 31, 2020, the Company paid Ms. Jacobs $120,000 for these services.

On January 1, 2019, the Company entered into an amended consulting agreement with William Sornsin, the Company’s former Chief Operating Officer, pursuant to which the Company agreed to pay a monthly fee of $10,000, plus various incentive payments for launching certain sites on the Company’s platform from January 2019 through September 2019.

On August 26, 2020, the Company entered into a consulting agreement with James C. Heckman, the Company’s former Chief Executive Officer pursuant to which the Company agreed to pay to Mr. Heckman a monthly fee of approximately $29,167 (to be increased to approximately $35,417 once the Company’s senior executive officer salaries are returned to the levels in place prior to March 2020). Mr. Heckman is also entitled to bonus payments of up to one hundred percent of the monthly fees payable in the then-current year upon satisfaction of certain performance goals. Mr. Heckman may also be awarded additional equity incentive awards. The initial term of the consulting agreement commenced on August 26, 2020 and ends on August 26, 2021, which term may be extended for an additional 12-month period unless our then-Chief Executive Officer notifies Mr. Heckman of a decision not to extend at least 90 days in advance.

On October 5, 2020, the Company entered into a separation agreement with Benjamin Joldersma, who served as the Company’s Chief Technology Officer from November 2016 through September 2020, pursuant to which the Company agreed to pay Mr. Joldersma approximately $111,000 as a severance payment, as well as any COBRA premiums.

Promissory Notes

In May 2018, the Company’s then Chief Executive Officer began advancing funds to the Company in order to meet minimum operating needs. Such advances were made pursuant to promissory notes that were due on demand, with interest at the minimum applicable federal rate, which ranged from 2.18% to 2.38%. As of December 31, 2019, the total principal amount of advances outstanding was $319,351 (includes accrued interest of $12,574) (see Note 17). On October 31, 2020, the Company entered into an exchange agreement with Mr. Heckman pursuant to which Mr. Heckman converted the outstanding principal amount due, together with accrued but unpaid interest under the promissory notes, into 389 shares of Series H Preferred Stock (see Note 20).

Repurchases of Restricted Stock

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with the HubPages merger, pursuant to which the Company agreed to repurchase from certain key personnel of HubPages, including Paul Edmondson, one of the Company’s officers, and his spouse, an aggregate of approximately 16,802 shares of the Company’s common stock at a price of $4 per share each month for a period of 24 months, for aggregate proceeds to Mr. Edmondson and his spouse of approximately $67,207 per month (see Note 12).